UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code:
(415) 315-3620



Date of fiscal year end:   October 31

Date of reporting period: June 30, 2015




Item 1. Proxy Voting Record.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2014 - 06/30/2015
KKR Income Opportunities Fund




======================== KKR Income Opportunities Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date   August 19, 2015

* Print the name and title of each signing officer under his or her signature.